Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	15-Dec-14
Class A-2 Notes	$467,100,000.00	0.450%	15-Aug-16
Class A-3 Notes	$471,600,000.00	0.670%	15-Apr-18
Class A-4 Notes	$110,200,000.00	1.110%	15-Feb-19
Class B Notes	$44,110,000.00	1.540%	15-Mar-19
Class C Notes	$29,410,000.00	1.720%	15-Jul-19
Class D Notes	$29,410,000.00	2.320%	15-May-20
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,929,084.91

Principal:
Principal Collections	$20,920,301.79
Prepayments in Full	$11,866,045.11
Liquidation Proceeds	$665,021.89
Recoveries	$17,812.48
Sub Total	$33,469,181.27
Collections	$36,398,266.18

Purchase Amounts:
Purchase Amounts Related to Principal	$317,269.82
Purchase Amounts Related to Interest	$2,067.35
Sub Total	$319,337.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,717,603.35

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,717,603.35
Servicing Fee	$773,468.20	$773,468.20	$0.00	$0.00	$35,944,135.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,944,135.15
Interest - Class A-2 Notes	$75,764.14	$75,764.14	$0.00	$0.00	$35,868,371.01
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$35,605,061.01
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$35,503,126.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,503,126.01
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$35,446,518.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,446,518.18
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$35,404,363.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,404,363.85
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$35,347,504.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,347,504.52
Regular Principal Payment	$32,138,235.01	$32,138,235.01	$0.00	$0.00	$3,209,269.51
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,209,269.51
Residuel Released to Depositor	$0.00	$3,209,269.51	$0.00	$0.00	$0.00
Total		$36,717,603.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$32,138,235.01
Total					$32,138,235.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,138,235.01	$68.80	$75,764.14	$0.16	$32,213,999.15	$68.96
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$32,138,235.01	$21.43	$596,630.63	$0.40	$32,734,865.64	$21.83

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$202,037,701.20	0.4325363	$169,899,466.19	0.3637325
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$886,767,701.20	0.5912849	$854,629,466.19	0.5698556

Pool Information
Weighted Average APR	4.088%	4.077%
Weighted Average Remaining Term	45.02	44.15
Number of Receivables Outstanding	48,980	48,065
Pool Balance	$928,161,844.59	$893,957,606.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$893,055,133.22	$860,403,834.64
Pool Factor	0.6078339	0.5854343

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$13,409,364.10
Yield Supplement Overcollateralization Amount	$33,553,772.23
Targeted Overcollateralization Amount	$39,328,140.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,328,140.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		115	$435,599.11
(Recoveries)		29	$17,812.48
Net Losses for Current Collection Period			$417,786.63
Cumulative Net Losses Last Collection Period			$2,512,829.48
Cumulative Net Losses for all Collection Periods			$2,930,616.11

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.25%	527	$11,210,353.85
61-90 Days Delinquent	0.14%	56	$1,264,523.43
91-120 Days Delinquent	0.03%	11	$268,198.32
Over 120 Days Delinquent	0.06%	18	$560,955.28
Total Delinquent Receivables	1.49%	612	$13,304,030.88

Repossession Inventory:
Repossessed in the Current Collection Period		27	$684,263.95
Total Repossessed Inventory		37	$1,063,312.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3399%
Preceding Collection Period			0.3432%
Current Collection Period			0.5503%
Three Month Average			0.4111%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1477%
Preceding Collection Period			0.1409%
Current Collection Period			0.1768%
Three Month Average			0.1551%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer